TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current trade payables
Suppliers and commercial accruals	$ 22,286	$ 5,299
Companies under sect. 33 - Law No. 19,550 and Related Parties	568	438
Total Current trade payables	22,854	5,737
Non-current trade payables
Suppliers and commercial accruals	570
Total Non-current trade payables	570
Total trade payables	$ 23,424	$ 5,737